EQUITY ACCOUNTED INVESTMENTS	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
EQUITY ACCOUNTED INVESTMENTS
EQUITY ACCOUNTED INVESTMENTS
The partnership has investments in joint arrangements that are joint ventures, and also has investments in associates. Joint ventures hold individual commercial properties and portfolios of commercial properties and developments that the partnership owns together with co-owners where decisions relating to the relevant activities of the joint venture require the unanimous consent of the co-owners. Details of the partnership’s investments in joint ventures and associates, which have been accounted for in accordance with the equity method of accounting, are as follows:

			Proportion of ownership interests/voting rights held by the partnership		Carrying value
(US$ Millions)	Principal activity	Principal place of business	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Joint ventures
Canary Wharf Joint Venture(1)	Property holding company	United Kingdom	50%	50%	$3,578	$3,270
Ala Moana Center, Hawaii	Property holding company	United States	50%	50%	1,946	1,611
Manhattan West, New York	Property holding company	United States	56%	56%	1,918	1,619
BPR JV Pool A	Property holding company	United States	50%	50%	1,882	1,791
BPR JV Pool B	Property holding company	United States	51%	51%	1,366	1,217
Fashion Show, Las Vegas	Property holding company	United States	50%	50%	832	881
BPR JV Pool C	Property holding company	United States	50%	50%	777	756
Grace Building, New York	Property holding company	United States	50%	50%	716	581
BPR JV Pool D	Property holding company	United States	48%	48%	649	693
Southern Cross East, Melbourne	Property holding company	Australia	50%	50%	466	402
The Grand Canal Shoppes, Las Vegas	Property holding company	United States	50%	50%	414	608
One Liberty Plaza, New York	Property holding company	United States	51%	51%	409	425
680 George Street, Sydney	Property holding company	Australia	50%	50%	340	319
Brookfield Brazil Retail Fundo de Investimento em Participaçõe (“Brazil Retail”)	Holding company	Brazil	46%	46%	335	309
Baybrook Mall, Texas	Property holding company	United States	51%	51%	332	235
Brookfield D.C. Office Partners LLC ("D.C. Fund"), Washington, D.C.	Property holding company	United States	51%	51%	283	295
The Mall in Columbia, Maryland	Property holding company	United States	50%	50%	282	268
BPR JV Pool F	Property holding company	United States	51%	51%	278	185
BPR JV Pool G	Property holding company	United States	68%	68%	254	225
Miami Design District, Florida	Property holding company	United States	22%	22%	252	286
BPR JV Pool E(2)	Property holding company	United States	—%	35%	—	629
Forest City Joint Ventures(3)	Property holding company	United States	—%	—%	—	1,390
Shops at Merrick Park, Florida(2)	Property holding company	United States	—%	55%	—	266
Other(4)	Various	Various	14% - 55%	12% - 70%	3,119	3,592
					20,428	21,853
Associates
Diplomat Resort and Spa (“Diplomat”)(5)	Property holding company	United States	—%	90%	—	390
Brookfield Premier Real Estate Partners Pooling LLC (“BPREP”)(6)	Property holding company	United States	—%	7%	—	106
Other	Various	Various	23% - 31%	23% - 31%	336	349
					336	845
Total					$20,764	$22,698

(1)	Stork Holdco LP is the joint venture through which the partnership acquired Canary Wharf Group plc in London.

(2)
The partnership acquired its joint venture partner’s incremental interest in the BPR JV Pool E and Shops at Merrick Park during 2019. The partnership will now consolidate the results of these investments. See below for further information.

(3)	Includes the impact of the deconsolidation of BSREP III investments, primarily Forest City. See below for further information.

(4)	Other joint ventures consists of approximately 40 joint ventures, all of which have a carrying value below $250 million.

(5)	In the fourth quarter of 2019, the partnership reclassified its interest in the Diplomat to assets held for sale.

(6)	In the first quarter of 2019, the partnership accounted for its interest in BPREP as a financial asset and is no longer an equity accounted investment.
(a) 2019 Transactions
The deconsolidation of BSREP III resulted in a decrease to equity accounted investments of $1,434 million. Please see Note 5, Investment Properties for further information.

In the fourth quarter of 2019, the partnership acquired its joint venture partners’ incremental interest in Park Meadows in Colorado, Towson Town Center in Maryland, Perimeter Mall in Georgia, and Shops at Merrick Park in Florida, to bring its ownership to 100% and concurrently sold its interest in Bridgewater Commons in New Jersey to the joint venture partner. Prior to the acquisition, the partnership’s joint venture interest was reflected as equity accounted investments. As a result, the partnership gained control of the investments and consolidate its results.

(b) 2018 Transactions

The partnership obtained control of GGP during the third quarter of 2018 following the acquisition of the common shares not previously held by the partnership and its subsidiaries. Subsequent to this transaction, the partnership is consolidating the financial results of GGP, including its interests in properties held through joint ventures. The partnership’s 34% interest in GGP prior to the acquisition was derecognized. Please see Note 4, Acquisition of GGP Inc., for further information.

The partnership obtained control of Forest City during the fourth quarter of 2018 following the acquisition in the BSREP III fund. Forest City included properties held through joint ventures. As mentioned above, these investments were deconsolidated in 2019.

The following table presents the change in the balance of the partnership’s equity accounted investments as of December 31, 2019 and 2018:

(US$ Millions) Years ended Dec. 31,	2019	2018
Equity accounted investments, beginning of year	$22,698	$19,761
GGP joint ventures acquired from business acquisition(1)	—	10,829
Deconsolidation of pre-acquisition GGP equity interest(1)	—	(8,345)
Additions	684	2,174
Disposals and return of capital distributions	(764)	(1,304)
Share of net earnings from equity accounted investments	1,969	947
Distributions received	(470)	(518)
Foreign currency translation	127	(395)
Reclassification to assets held for sale(2)	(189)	(567)
Impact of deconsolidation of BSREP III(3)	(1,434)	—
Other comprehensive income and other(4)	(1,857)	116
Equity accounted investments, end of year	$20,764	$22,698

(1)
The partnership obtained control of GGP during the third quarter of 2018 following the acquisition of the common shares not previously held by the partnership and its subsidiaries. As a result of the acquisition, GGP’s interest in joint ventures of $10,829 million was added to the balance of equity accounted investments, offset by the deconsolidation of the partnership’s 34% interest of $7,843 million and fair value loss of $502 million from adjusting the partnership’s interest in GGP to its fair value immediately prior to acquiring control. See Note 4, Acquisition of GGP Inc., for further information.

(2)
The partnership’s interest in the Diplomat was reclassified to assets held for sale in the fourth quarter of 2019. The partnership’s interest in China Xintiandi (“CXTD”) was reclassified to assets held for sale in the fourth quarter of 2018 and sold in the first quarter in 2019.

(3)	Includes the impact of the deconsolidation of BSREP III investments, primarily Forest City. See above for further information.

(4)
The partnership acquired an incremental interest in Park Meadows in Colorado, Towson Town Center in Maryland, Perimeter Mall in Georgia, Shops at Merrick Park in Florida and 730 Fifth Avenue in New York during 2019, bringing its ownership in each of the malls to 100%. As a result, the partnership now consolidate its interest in the assets. The partnership also acquired an incremental interest in One and Two London Wall Place in London during 2019. As a result, the partnership now consolidates its interest in the assets.

The key valuation metrics for the partnership’s commercial properties held within the partnership’s equity accounted investments are set forth in the table below on a weighted-average basis:

		Dec. 31, 2019			Dec. 31, 2018
Equity accounted investments	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)
Core Office
United States	Discounted cash flow	6.8%	4.9%	11	6.6%	5.1%	10
Australia	Discounted cash flow	6.5%	5.2%	10	6.7%	5.7%	10
Europe	Discounted cash flow	4.6%	5.0%	10	4.7%	4.9%	10
Core Retail
United States	Discounted cash flow	6.3%	4.9%	10	6.6%	5.3%	11
LP Investments - Office	Discounted cash flow	6.0%	5.3%	10	6.9%	5.2%	9
LP Investments - Retail	Discounted cash flow	7.4%	6.2%	10	8.4%	7.1%	10
Multifamily(1)	Direct capitalization	5.3%	n/a	n/a	5.2%	n/a	n/a

(1)
The valuation method used to value multifamily investments is the direct capitalization method. The rates presented as the discount rate relate to the overall implied capitalization rate. The terminal capitalization rate and investment horizon are not applicable.

The following tables present the gross assets and liabilities of the partnership’s equity accounted investments as of December 31, 2019 and 2018:

	Dec. 31, 2019
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets
Joint ventures
Canary Wharf Joint Venture	$1,219	$13,432	$1,344	$6,151	$7,156
Ala Moana	99	5,717	43	1,882	3,891
Manhattan West	215	6,502	1,659	1,633	3,425
BPR JV Pool A	218	5,862	125	2,191	3,764
BPR JV Pool B	230	6,085	102	3,534	2,679
Fashion Show	38	2,475	20	828	1,665
BPR JV Pool C	41	2,295	34	666	1,636
Grace Building	44	2,304	16	896	1,436
BPR JV Pool D	50	2,183	82	790	1,361
Southern Cross East	6	933	7	—	932
The Grand Canal Shoppes	54	1,782	35	974	827
One Liberty Plaza	28	1,666	39	854	801
680 George Street	3	680	4	—	679
Brazil Retail	31	1,024	11	95	949
Baybrook Mall	14	883	11	236	650
D.C. Fund	50	1,298	190	604	554
The Mall in Columbia	27	867	9	321	564
BPR JV Pool F	9	768	5	227	545
BPR JV Pool G	13	733	15	360	371
Miami Design District	53	1,683	29	570	1,137
Other(1)	1,821	14,706	1,971	6,236	8,320
	4,263	73,878	5,751	29,048	43,342
Associates
Other	123	1,837	35	1,045	880
	123	1,837	35	1,045	880
Total	$4,386	$75,715	$5,786	$30,093	$44,222

(1)
BPR JV Pool E, Forest City Joint Ventures and The Shops at Merrick Park are included in Other for the current year as they have carrying values of nil due to transaction activity and deconsolidation during 2019.

	Dec. 31, 2018
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets
Joint ventures
Canary Wharf Joint Venture	$666	$12,268	$577	$5,818	$6,539
BPR JV Pool A	186	5,619	125	2,097	3,583
Manhattan West	142	5,455	681	2,027	2,889
Ala Moana	91	5,063	57	1,874	3,223
Forest City	308	7,729	330	4,152	3,555
BPR JV Pool B	99	5,909	107	3,515	2,386
Fashion Show	35	2,572	19	826	1,762
BPR JV Pool C	42	2,264	34	676	1,596
BPR JV Pool D	43	2,293	101	793	1,442
BPR JV Pool E	47	2,756	39	967	1,797
The Grand Canal Shoppes	28	1,832	23	625	1,212
Grace Building	32	2,043	19	894	1,162
One Liberty Plaza	107	1,604	23	855	833
Southern Cross East	5	805	7	—	803
680 George Street	10	1,334	14	—	1,330
Brazil Retail	30	916	13	67	866
D.C. Fund	58	1,321	31	770	578
Miami Design District	49	1,877	28	629	1,269
The Mall in Columbia	14	858	9	328	535
Shops at Merrick Park	12	660	21	166	485
Other	1,989	20,588	2,413	9,140	11,024
	3,993	85,766	4,671	36,219	48,869
Associates
Diplomat	24	837	23	405	433
BPREP	12	1,998	12	457	1,541
Other	366	1,430	72	819	905
	402	4,265	107	1,681	2,879
Total	$4,395	$90,031	$4,778	$37,900	$51,748
Summarized financial information in respect of the partnership’s equity accounted investments for the years ended December 31, 2019, 2018 and 2017 is set out below:

	Year ended December 31, 2019
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income from EAI(1)	Net income	Other compre- hensive income	Partnership’s share of net income	Distributions received
Joint ventures
Canary Wharf Joint Venture	$555	$320	$126	$22	$383	$(11)	$191	$9
Ala Moana	300	149	758	—	909	—	455	48
Manhattan West	201	136	155	—	220	(43)	123	42
BPR JV Pool A	379	214	172	—	337	—	168	6
BPR JV Pool B	564	350	(50)	65	229	—	116	—
Fashion Show	118	57	(112)	—	(51)	—	(26)	15
BPR JV Pool C	158	73	7	—	92	—	46	10
Grace Building	107	84	215	—	238	—	119	—
BPR JV Pool D	—	—	(49)	64	15	—	8	5
Southern Cross East	42	6	110	—	146	—	73	5
The Grand Canal Shoppes	138	73	(44)	—	21	—	11	21
One Liberty Plaza	134	84	(25)	—	25	(33)	13	9
680 George Street	36	9	47	—	74	—	37	15
Brazil Retail	59	54	157	—	162	—	75	39
Baybrook Mall	45	26	204	—	223	—	114	—
D.C. Fund	125	82	(50)	—	(7)	—	(4)	—
The Mall in Columbia	56	29	5	—	32	—	16	—
BPR JV Pool F	39	17	178	—	200	—	102	—
BPR JV Pool G	53	32	50	—	71	—	48	—
Miami Design District	72	67	(234)	—	(229)	—	(51)	—
Other(2)	1,746	1,217	349	11	889	(17)	359	142
	4,927	3,079	1,969	162	3,979	(104)	1,993	366
Associates
Diplomat	172	181	(6)	—	(15)	—	(13)	73
BPREP	—	—	—	—	—	—	—	—
Other	216	251	(10)	3	(42)	50	(11)	31
	388	432	(16)	3	(57)	50	(24)	104
Total	$5,315	$3,511	$1,953	$165	$3,922	$(54)	$1,969	$470

(1)	Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.

(2)	Includes BPR JV Pool E, Forest City Joint Ventures and The Shops at Merrick Park for the current year as they have carrying values of nil due to transaction activity and deconsolidation during 2019.

	Year ended December 31, 2018
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income from EAI(1)	Net income	Other compre- hensive income	Partnership’s share of net income	Distributions received
Joint ventures
Canary Wharf Joint Venture	$547	$125	$(72)	$(1)	$349	$8	$175	$—
BPR JV Pool A	162	77	(5)	—	80	—	41	—
Manhattan West	123	104	423	—	442	(15)	248	—
Ala Moana	78	38	(6)	—	34	—	17	8
Forest City	48	35	—	—	13	—	8	—
BPR JV Pool B	208	112	(7)	8	97	—	49	1
Fashion Show	32	13	(2)	—	17	—	8	3
BPR JV Pool C	52	23	(1)	—	28	—	14	6
BPR JV Pool D	—	—	—	26	26	—	12	2
BPR JV Pool E	49	15	(2)	—	32	—	11	3
The Grand Canal Shoppes	30	18	(1)	—	11	—	5	2
Grace Building	125	83	(34)	—	8	—	4	8
One Liberty Plaza	114	84	9	—	39	(10)	21	9
Southern Cross East	45	7	38	—	76	—	38	—
680 George Street	34	9	136	—	161	—	56	18
Brazil Retail	61	30	59	—	90	—	41	20
D.C. Fund	131	81	(45)	—	5	—	2	22
Miami Design District	24	24	(1)	—	(1)	—	—	—
The Mall in Columbia	19	9	(1)	—	9	—	5	—
Shops at Merrick Park	17	6	—	—	11	—	6	1
Other	1,290	897	696	(22)	1,067	(19)	409	143
	3,189	1,790	1,184	11	2,594	(36)	1,170	246
Associates
GGP(2)	1,536	1,221	(1,598)	271	(1,012)	(15)	(274)	214
CXTD(3)	142	60	18	(3)	97	—	21	10
Diplomat	174	175	—	—	(1)	77	(1)	18
BPREP	60	(10)	1	—	71	—	9	4
Other	263	261	71	1	74	76	22	26
	2,175	1,707	(1,508)	269	(771)	138	(223)	272
Total	$5,364	$3,497	$(324)	$280	$1,823	$102	$947	$518

(1)	Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.

(2)	Includes net income presented before allocation to non-controlling interests and preferred dividends from GGP prior to the GGP acquisition in the third quarter of 2018.

(3)	The partnership sold it’s interest in CXTD in the first quarter of 2019.

	Year ended December 31, 2017
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income of EAI(1)	Net income	Other compre- hensive income	Partnership’s share of net income	Distributions received
Joint ventures
Canary Wharf Joint Venture	$581	$370	$(49)	$21	$183	$5	$91	$—
Manhattan West	81	70	308	—	319	—	179	1
Grace Building	120	80	(23)	—	17	—	9	7
One Liberty Plaza	3	2	103	—	104	(7)	53	—
Southern Cross East	46	7	21	—	60	—	30	—
Brazil Retail	48	29	31	—	50	—	23	11
680 George Street	34	9	17	—	42	—	21	—
D.C. Fund	129	76	(54)	—	(1)	—	(1)	23
VAMF II(2)	154	116	117	4	159	—	59	—
Principal Place - Commercial(2)	28	61	132	—	99	—	49	—
Potsdamer Platz(2)	96	95	108	—	109	—	27	—
One New York Plaza(2)	121	78	(4)	—	39	7	6	1
Republic Plaza(2)	46	30	(33)	—	(17)	—	(9)	—
75 State Street(2)	49	30	6	—	25	—	6	2
245 Park Avenue	54	31	(24)	—	(1)	—	—	10
Other	259	111	148	—	296	16	153	38
	1,849	1,195	804	25	1,483	21	696	93
Associates
GGP(3)(4)	2,405	1,207	(2,307)	518	(591)	12	179	240
CXTD(5)	128	145	121	—	104	—	23	—
Diplomat	151	166	—	—	(15)	43	(14)	6
BPREP	40	27	31	71	115	—	12	3
Other	253	183	147	—	217	61	65	27
	2,977	1,728	(2,008)	589	(170)	116	265	276
Total	$4,826	$2,923	$(1,204)	$614	$1,313	$137	$961	$369

(1)	Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.

(2)	In the current year ended December 31, 2019, these joint ventures are presented within Joint Ventures - Other.

(3)	Includes net income presented before allocation to non-controlling interests and preferred dividends from GGP prior to the GGP acquisition in the third quarter of 2018.

(4)
As a result of the partnership’s exercise of GGP warrants in 2017, the additional shares that were acquired by the partnership were acquired at a discount to the net fair value of the proportionate interest in the underlying assets acquired and liabilities assumed. The partnership recognized a $442 million gain within the partnership’s share of net income.

(5)	The partnership sold it’s interest in CXTD in the first quarter of 2019.

Certain of the partnership’s investment in joint ventures and associates are subject to restrictions over the extent to which they can remit funds to the partnership in the form of the cash dividends or repayments of loans and advances as a result of borrowing arrangements, regulatory restrictions and other contractual requirements.